INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES (Tables)	3 Months Ended
Mar. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Summary of Investments in Unconsolidated Subsidiaries and Affiliates
A summary of investments in unconsolidated subsidiaries and affiliates as of March 31, 2019 and December 31, 2018 is as follows:

	March 31, 2019	December 31, 2018
	(in millions)
Equity method	$524	$523
Cost method	3	3
Total	$527	$526